Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
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Accounts Receivable, Net

Note 7. Accounts Receivable, Net

	December 31, 2017		December 31, 2016
Trade receivables	Ps.	26,856	Ps.	22,177
Allowance for doubtful accounts		(1,375)		(1,193)
The Coca-Cola Company (see Note 14)		2,054		1,857
Loans to employees		128		229
Other related parties		—		254
Heineken Group (see Note 14)		999		1,041
Former shareholders of Vonpar (see Note 14)		1,219		—
Others		2,435		1,857

	Ps.	32,316	Ps.	26,222

7.1 Trade receivables

Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for doubtful accounts.

Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs and investment in refrigeration equipment and returnable bottles made by Coca-Cola FEMSA.

The carrying value of accounts receivable approximates its fair value as of December 31, 2017 and 2016.

Aging of past due but not impaired (days outstanding)
	December 31, 2017		December 31, 2016
60-90 days	Ps.	599	Ps.	610
90-120 days		269		216
120+ days		1,206		1,539

Total	Ps.	2,074	Ps.	2,365

7.2 Changes in the allowance for doubtful accounts

	2017		2016		2015
Opening balance	Ps.	1,193	Ps.	849	Ps.	456
Allowance for the year		530		467		167
Charges and write-offs of uncollectible accounts		(400)		(418)		(99)
Addition from business combinations		86		94		401
Effects of changes in foreign exchange rates		(32)		201		(76)
Venezuela deconsolidation effect		(2)		—		—

Ending balance	Ps.	1,375	Ps.	1,193	Ps.	849

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and disperse.

7.3 Receivable from The Coca-Cola Company

The Coca-Cola Company participates in certain advertising and promotional programs as well as in the Coca-Cola FEMSA’s refrigeration equipment and returnable bottles investment program. Contributions received by Coca-Cola FEMSA for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2017, 2016 and 2015 contributions due were Ps. 4,023, Ps. 4,518 and Ps. 3,749, respectively.